Borrowings - Schedule of Long-Term Borrowings (Parenthetical) (Detail)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Debt Disclosure [Abstract]
Long term debt maturity year range start	2022 years
Long term debt maturity year range end	2026 years
Weighted average interest rate of long-term debt	2.95%	2.93%